DISCOUNTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF CLASSES OF ASSETS AND LIABILITIES OF THE DISCONTINUED OPERATIONS CLASSIFIED AS HELD FOR SALE

	September 30, 2025		September 30, 2024

Carrying amounts of the major classes of assets included in discontinued operations:	$		$
Cash		-		1,405
Advance to suppliers		-		6,982,444
Property and equipment, net		-		5,812,646
Intangible assets, net		-		232,965
Total assets classified as held for sale		$-		$13,029,460

Carrying amounts of the major classes of liabilities included in discontinued operations:		-
Due to related parties		-		11,543
Total liabilities classified as held for sale		$-		$11,543

SCHEDULE OF NET LOSS FROM DISCONTINUED OPERATIONS

A summary of the Company’s major classes of line items constituting net loss from discontinued operations for the years ended September 30, 2025, 2024 and 2023 is as follows:

	For the Years Ended September 30,
	2025	2024	2023
Revenue	$-	$-	$-
Cost of revenue	-	-	-
Gross profit	-	-	-

Income (Expenses):
General and administrative expenses	-	(19,445)	(17,819)
Interest income	-	3	5
Interest expense	-	(70)	(56)
Other expenses	-	-)	(17
Net loss from discontinued operation before income taxes	-	(19,512)	(17,887)
Income tax expenses	-	-	-
Net loss from discontinued operation	$-	$(19,512)	$(17,887)

SCHEDULE OF CASH FLOWS FROM DISCONTINUED OPERATIONS

A summary of the Company’s cash flows from discontinued operations for the years ended September 30, 2025, 2024 and 2023 is as follows:

	For the Years Ended September 30,
	2025	2024	2023
	$	$	$
Net cash (used in) provided by operating activities from discontinued operations	-	(14,649)	(6,960,024)
Net cash used in investing activities from discontinued operations	-	(8,745)	(460,125)
Net cash provided by financing activities from discontinued operations	-	4,997	3,063